ING Life Insurance and Annuity Company and its Variable Annuity Account B Individual Nonqualified Variable Annuity

Supplement dated February 15, 2008 to the Contract Prospectus and Statement of Additional Information, each dated April 30, 2007, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity
Contract Prospectus and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus and SAI for future reference.

1.	Effective January 31, 2008, ING FMRSM Large Cap Growth Portfolio changed its name to ING Van Kampen Large Cap Growth Portfolio. Accordingly, effective January 31, 2008, all references to ING FMRSM Large Cap Growth Portfolio in the Contract Prospectus and SAI are deleted and replaced with ING Van Kampen Large Cap Growth Portfolio.

2.	The information for ING FMRSM Large Cap Growth Portfolio appearing in the Contract Prospectus under Appendix II – Description of Underlying Funds is hereby deleted and replaced with the following:

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)

ING Investors Trust – ING	Directed Services LLC	Seeks growth of capital over the long
Van Kampen Large Cap		term. The Portfolio’s investment
Growth Portfolio (formerly	Subadviser: Morgan Stanley	objective is not fundamental and may be
ING FMRSM Large Cap Growth	Investment Management, Inc.	changed without a shareholder vote.
Portfolio)	(d/b/a Van Kampen)

3. On December 5, 2007, the Boards of Directors of ING Partners, Inc. and ING Investors Trust approved a proposal to reorganize certainPortfolios into the following respective “Surviving Portfolios.” Subject to approval by each Portfolio’s shareholders, after the close ofbusiness on April 25, 2008, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolio Surviving Portfolio ING JPMorgan International Portfolio ING Templeton Foreign Equity Portfolio ING Van Kampen Large Cap Growth Portfolio ING Van Kampen Capital Growth Portfolio

Accordingly, effective after the close of business on April 25, 2008, investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

· I Class of the ING Templeton Foreign Equity Portfolio will automatically be added to your contract, and all existing account balances invested in the ING JPMorgan International Portfolio (I Class) will automatically become investments in the ING Templeton Foreign Equity Portfolio (I Class).

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· Class I of the ING Van Kampen Capital Growth Portfolio will automatically be added to your contract, and all existing account balances invested in the ING Van Kampen Large Cap Growth Portfolio (Class I) will automatically become investments in the ING Van Kampen Capital Growth Portfolio (Class I).

As a result of the reorganizations, effective April 28, 2008 all references to the Disappearing
Portfolios in the Contract Prospectus and SAI are hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolios after the date of the reorganizations will be automatically allocated to the Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center through:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063 1-800-262-3862

See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making fund allocation changes.

4. The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganizations. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

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